TAXATION (Schedule of Roll-forward of Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
Balance at beginning of year	$ 24,756	$ 15,336	$ 7,439
Increase relating to current year tax positions	26,307	12,358	10,074
Decrease relating to expiration of applicable statute of limitations		(3,510)	(2,205)
Foreign currency translation adjustments		572	28
Foreign currency translation adjustments	(80)
Balance at end of year	$ 50,983	$ 24,756	$ 15,336